SHARE OPTION AND WARRANTS RESERVE	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Options And Warrants Reserve [Abstract]
SHARE OPTION AND WARRANTS RESERVE	SHARE-BASED COMPENSATION RESERVE
As at June 30, 2024 and December 31, 2023, the Company had the following warrants, share options and restricted share units (“RSUs”) outstanding under the Amended and Restated 2020 Stock Incentive Plan (the “2020 Stock Incentive Plan”) and Founders Awards (as defined below) outstanding:

	June 30, 2024	December 31, 2023
Warrants	—	50,000
Share options	1,405,458	1,746,094
RSUs	593,907	—
Total grants outstanding under 2020 Stock Incentive Plan	1,999,365	1,796,094
Founders Awards granted in 2021	4,056,770	4,056,770
Total grants and awards outstanding	6,056,135	5,852,864

Changes in the share-based compensation reserve are as follows:

	OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS	USD thousand
As of January 1, 2024	5,852,864	7,414
Share options expense	—	1,223
Share options granted	41,787	14
Share options exercised	(158,247)	(349)
Share warrants exercised	(50,000)	(85)
Share options forfeited	(194,593)	(257)
Share options expired	(29,583)	(182)
Restricted Share Units granted	605,370	1,134
Restricted Share Units forfeited	(11,463)	(12)
As of June 30, 2024	6,056,135	8,900

As of January 1, 2023	5,562,984	4,411
Share options expense	—	1,487
Share options granted	154,666	124
Share warrants exercised	(5,828)	(13)
Share options forfeited	(6,042)	—
As of June 30, 2023	5,705,780	6,009